Annual Total Returns [BarChart] - Nuveen Wisconsin Municipal Bond Fund - Class A	Sep. 30, 2020
Bar Chart Table:
Annual Return 2010	1.74%
Annual Return 2011	11.63%
Annual Return 2012	7.02%
Annual Return 2013	(6.29%)
Annual Return 2014	12.59%
Annual Return 2015	3.56%
Annual Return 2016	(0.88%)
Annual Return 2017	5.13%
Annual Return 2018	1.81%
Annual Return 2019	7.52%